Unaudited Interim Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Activities:
Net loss	$ (8,640,809)	$ (4,603,342)
Adjustments to reconcile net loss to net cash used in in operating activities:
Amortization of debt discount		41,611
Depreciation expense	5,704	5,022
Provision for doubtful accounts		77,714
Periodic pension costs	(11,103)	13,352
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	327,792	(1,046,247)
Other receivables, net – related parties		(9,760)
Accounts payable	784,844	(3,479,270)
Interest payable		(313,342)
Other accrued liabilities	(131,848)	(419,073)
Net cash used in operating activities	(7,665,420)	(9,733,335)
Investing Activities:
Purchases of property and equipment		(32,755)
Net cash used in investing activities		(32,755)
Financing Activities:
Proceeds from the issuance of common shares in initial public offering, net		11,001,569
Proceeds from the issuance of common shares in ATM financing	30,993
Proceeds from the issuance of common shares in direct offering, net	1,911,513
Proceeds from the issuance of pre-funded warrants, net	1,094,616
Proceeds from the issuance of warrants, net	900,798	6,742,638
Payments on notes payable	(349,824)
Exercise of warrants		1,149,531
Proceeds from bridge loan		108,610
Payment on Swiss government loan		(277,537)
Payment on second credit facility		(150,000)
Payment on convertible loans		(420,020)
Payment on convertible loans – related party		(111,730)
Payment on bridge loan		(670,380)
Payment of shareholder loans		(583,443)
Net cash provided by financing activities	3,588,096	16,789,238
Effect of exchange rate on cash and cash equivalents	309	(24,744)
Change in cash and cash equivalents	(4,077,015)	6,998,404
Cash and cash equivalents at the beginning of period	5,431,202	93,711
Cash and cash equivalents at the end of period	1,354,187	7,092,115
Supplemental disclosure of non-cash and financing activities:
Issuance of note payable for prepaid insurance	704,160
Deferred financing costs transferred to additional paid in capital		946,912
Issuance of common shares to consultant for payment of expenses		$ 50,000